Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Segment and corporate information
Revenue	€ 4,413,768	€ 4,419,003	€ 13,458,909	€ 12,896,592
Operating income	631,780	595,388	1,842,834	1,653,195
Interest	(87,692)	(104,724)	(283,851)	(326,927)
Income before income taxes	544,088	490,664	1,558,983	1,326,268
Depreciation and amortization	(396,179)	(409,285)	(1,200,726)	(1,158,662)
Impairment loss	3,154		(3,267)
Income (loss) from equity method investees	24,173	20,544	48,487	63,058
Total assets	33,049,135	33,169,403	33,049,135	33,169,403	€ 32,934,735
thereof investments in equity method investees	706,994	682,617	706,994	682,617	€ 696,872
Additions of property, plant and equipment, intangible assets and right of use assets	460,640	472,391	1,514,018	1,276,875
Revenue from contracts with customers
Segment and corporate information
Revenue	4,317,276	4,323,175	13,153,165	12,617,501
Other revenue
Segment and corporate information
Revenue	96,492	95,828	305,744	279,091
Segment Total
Segment and corporate information
Revenue	4,405,352	4,413,231	13,427,813	12,881,260
Operating income	721,763	678,268	2,131,162	1,895,048
Depreciation and amortization	(333,604)	(348,476)	(1,012,755)	(982,468)
Impairment loss	3,153		(3,234)
Income (loss) from equity method investees	24,174	20,544	48,667	63,058
Total assets	30,223,803	30,056,872	30,223,803	30,056,872
thereof investments in equity method investees	706,994	682,617	706,994	682,617
Additions of property, plant and equipment, intangible assets and right of use assets	386,947	382,527	1,216,101	1,033,446
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue	4,308,860	4,317,403	13,122,069	12,602,169
Segment Total | Other revenue
Segment and corporate information
Revenue	96,492	95,828	305,744	279,091
North America Segment
Segment and corporate information
Revenue	3,069,238	3,073,339	9,495,250	9,021,209
Operating income	514,226	477,432	1,587,051	1,278,706
Depreciation and amortization	(244,800)	(269,219)	(758,967)	(747,405)
Impairment loss	(389)		(993)
Income (loss) from equity method investees	22,934	20,124	73,448	65,953
Total assets	22,680,229	22,353,520	22,680,229	22,353,520
thereof investments in equity method investees	394,756	385,604	394,756	385,604
Additions of property, plant and equipment, intangible assets and right of use assets	285,348	286,472	891,954	777,523
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	2,991,408	3,002,068	9,249,609	8,828,904
North America Segment | Other revenue
Segment and corporate information
Revenue	77,830	71,271	245,641	192,305
EMEA Segment
Segment and corporate information
Revenue	682,153	683,283	2,047,975	1,984,076
Operating income	99,464	99,878	278,140	334,043
Depreciation and amortization	(47,073)	(45,518)	(141,824)	(139,863)
Impairment loss	3,542		(2,241)
Income (loss) from equity method investees	1,114	(831)	(23,441)	(5,352)
Total assets	3,855,469	4,056,993	3,855,469	4,056,993
thereof investments in equity method investees	185,696	173,610	185,696	173,610
Additions of property, plant and equipment, intangible assets and right of use assets	55,336	46,154	174,912	131,298
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	674,704	676,340	2,026,561	1,951,464
EMEA Segment | Other revenue
Segment and corporate information
Revenue	7,449	6,943	21,414	32,612
Asia-Pacific Segment
Segment and corporate information
Revenue	483,897	474,551	1,377,003	1,360,123
Operating income	96,892	90,382	237,012	254,441
Depreciation and amortization	(33,430)	(24,709)	(86,417)	(70,139)
Income (loss) from equity method investees	162	1,039	(1,273)	1,601
Total assets	2,781,200	2,746,848	2,781,200	2,746,848
thereof investments in equity method investees	100,466	98,863	100,466	98,863
Additions of property, plant and equipment, intangible assets and right of use assets	32,528	37,789	104,801	83,707
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	473,387	457,715	1,340,674	1,308,409
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	10,510	16,836	36,329	51,714
Latin America Segment
Segment and corporate information
Revenue	170,064	182,058	507,585	515,852
Operating income	11,181	10,576	28,959	27,858
Depreciation and amortization	(8,301)	(9,030)	(25,547)	(25,061)
Income (loss) from equity method investees	(36)	212	(67)	856
Total assets	906,905	899,511	906,905	899,511
thereof investments in equity method investees	26,075	24,540	26,075	24,540
Additions of property, plant and equipment, intangible assets and right of use assets	13,735	12,112	44,434	40,918
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue	169,361	181,280	505,225	513,392
Latin America Segment | Other revenue
Segment and corporate information
Revenue	703	778	2,360	2,460
Corporate
Segment and corporate information
Revenue	8,416	5,772	31,096	15,332
Operating income	(89,983)	(82,880)	(288,328)	(241,853)
Depreciation and amortization	(62,575)	(60,809)	(187,971)	(176,194)
Impairment loss	1		(33)
Income (loss) from equity method investees	(1)		(180)
Total assets	2,825,332	3,112,531	2,825,332	3,112,531
Additions of property, plant and equipment, intangible assets and right of use assets	73,693	89,864	297,917	243,429
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue	8,416	5,772	31,096	15,332
Operating Segments | Segment Total
Segment and corporate information
Revenue	4,415,642	4,414,100	13,454,921	12,883,642
Operating Segments | North America Segment
Segment and corporate information
Revenue	3,077,455	3,074,058	9,517,490	9,022,903
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	683,984	683,304	2,052,383	1,984,097
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	484,081	474,586	1,377,215	1,360,614
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	170,122	182,152	507,833	516,028
Operating Segments | Corporate
Segment and corporate information
Revenue	(1,874)	4,903	3,988	12,950
Inter-segment | Segment Total
Segment and corporate information
Revenue	(10,290)	(869)	(27,108)	(2,382)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(8,217)	(719)	(22,240)	(1,694)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue	(1,831)	(21)	(4,408)	(21)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(184)	(35)	(212)	(491)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(58)	(94)	(248)	(176)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 10,290	€ 869	€ 27,108	€ 2,382